PROSPECTUS SUPPLEMENT TO
                       VAN ECK WORLDWIDE INSURANCE TRUST
                            DATED SEPTEMBER 1, 1995
                         AS REVISED ON OCTOBER 3, 1995


                          AMENDMENT TO THE PROSPECTUS

EFFECTIVE FEBRUARY 20, 1996

MANAGEMENT                                               PG 23

Gold and Natural Resources Fund is managed by Derek S. van Eck


                         Prospectus Supplement Dated February 20, 1996